Schedule of Disaggregation of Revenue (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenue	$ 63,418	$ 57,277	$ 173,604	$ 26,817	$ 159,272	$ 220,935	$ 189,140
Total revenue	63,418	57,277	173,604	$ 26,817	159,272	220,935	189,140
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenue	60,237	52,648	163,174		142,692	138,870	159,512
Total revenue	60,237	52,648	163,174		142,692	138,870	159,512
Transferred over Time [Member]
Product Information [Line Items]
Total revenue	3,181	4,629	10,430		16,580	82,065	29,628
Total revenue	3,181	4,629	10,430		16,580	82,065	29,628
UNITED STATES
Product Information [Line Items]
Total revenue	61,126	55,374	169,326		156,447	212,270	182,706
Total revenue	61,126	55,374	169,326		156,447	212,270	182,706
Other [Member]
Product Information [Line Items]
Total revenue	2,292	1,903	4,278		2,825	8,665	6,434
Total revenue	2,292	1,903	4,278		2,825	8,665	6,434
Digital Advertising [Member]
Product Information [Line Items]
Total revenue	36,659	28,512	89,458		74,849	109,317	62,865
Total revenue	36,659	28,512	89,458		74,849	109,317	62,865
Digital Subscriptions [Member]
Product Information [Line Items]
Total revenue	3,181	4,629	10,430		16,580	21,156	29,629
Total revenue	3,181	4,629	10,430		16,580	21,156	29,629
Licensing and Syndication Revenue [Member]
Product Information [Line Items]
Total revenue						18,173	8,471
Total revenue						18,173	8,471
Product and Service, Other [Member]
Product Information [Line Items]
Total revenue						1,166	43
Total revenue						1,166	43
Digital Revenue [Member]
Product Information [Line Items]
Total revenue	45,824	37,990	116,897		104,623	149,812	101,008
Total revenue	45,824	37,990	116,897		104,623	149,812	101,008
Print Advertising [Member]
Product Information [Line Items]
Total revenue	2,259	3,443	7,677		7,786	10,214	9,051
Total revenue	2,259	3,443	7,677		7,786	10,214	9,051
Print Subscriptions [Member]
Product Information [Line Items]
Total revenue	15,335	15,844	49,030		46,863	60,909	79,081
Total revenue	15,335	15,844	49,030		46,863	60,909	79,081
Print Revenue [Member]
Product Information [Line Items]
Total revenue	17,594	19,287	56,707		54,649	71,123	88,132
Total revenue	17,594	19,287	56,707		54,649	$ 71,123	$ 88,132
Licensing And Syndication [Member]
Product Information [Line Items]
Total revenue	4,468	4,391	13,523		11,820
Total revenue	4,468	4,391	13,523		11,820
Other Revenue [Member]
Product Information [Line Items]
Total revenue	1,516	458	3,486		1,374
Total revenue	$ 1,516	$ 458	$ 3,486		$ 1,374